Schedule of investing activities with partial cash payments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investing Activities With Partial Cash Payments
Purchase of property, plant and equipment (Note 10)	$ 188,605	$ 44,224	$ 154,594
Add: Opening balance of payable on equipment	11,657	12,140	278,011
Less: Ending balance of payable on equipment	(12,282)	(11,657)	(12,140)
Less: Opening balance of prepaid on property, plant and equipment	(390,363)	(411,178)	(626,179)
Add: Ending balance of prepaid on property, plant and equipment (Note 12)	408,032	390,363	411,178
Effect of foreign exchange rate changes		1,333
Effect from disposal of investments			(111,954)
Cash paid during the year	$ 205,649	$ 25,225	$ 93,510